Segment reporting (Tables)	6 Months Ended
Jun. 30, 2025
Segment reporting
Schedule of summarized financial information

Summarized financial information is as follows:

	Nigeria	SSA	Latam	MENA	Total
	$'m	$'m	$'m	$'m	$'m

Three months ended June 30, 2025
Revenues from external customers	260.4	127.8	45.1	—	433.3
Segment Adjusted EBITDA	170.7	73.1	33.5	—	277.3

Three months ended June 30, 2024
Revenues from external customers	269.6	108.2	46.5	11.1	435.4
Segment Adjusted EBITDA	171.4	76.4	33.3	6.1	287.2

Six months ended June 30, 2025
Revenues from external customers	531.7	248.6	92.6	—	872.9
Segment Adjusted EBITDA	349.8	144.8	69.1	—	563.7

Six months ended June 30, 2024
Revenues from external customers	497.3	239.5	94.3	22.0	853.1
Segment Adjusted EBITDA	274.3	146.1	67.1	12.2	499.7

Schedule of items included in measurement of adjusted EBITDA

Each segment's Adjusted EBITDA above includes the following items:

	Nigeria	SSA	Latam	MENA
	$'m	$'m	$'m	$'m

Three months ended June 30, 2025
Power generation	56.0	25.0	0.8	—
Staff costs	9.7	8.2	5.7	—
Tower repairs and maintenance	4.8	6.9	2.4	—

Three months ended June 30, 2024
Power generation	71.2	16.7	2.1	0.6
Staff costs	6.7	8.6	6.5	1.5
Tower repairs and maintenance	4.9	0.7	2.5	0.8

Six months ended June 30, 2025
Power generation	117.7	47.7	2.0	—
Staff costs	17.7	16.6	10.1	—
Tower repairs and maintenance	9.8	12.6	4.7	—

Six months ended June 30, 2024
Power generation	129.0	45.9	3.3	1.2
Staff costs	16.6	16.9	13.7	2.9
Tower repairs and maintenance	10.2	8.5	4.3	1.5

Schedule of reconciliation of information on reportable segments to the amounts reported in the financial statements

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024
	$'m	$'m	$'m	$'m

Segment Adjusted EBITDA	277.3	287.2	563.7	499.7
Finance costs (note 9)	(114.3)	(279.2)	(228.7)	(1,812.7)
Depreciation and amortization (note 6 and 7)	(89.0)	(87.2)	(178.4)	(174.7)
Share‑based payment expense (note 7)	(8.5)	(4.9)	(14.0)	(8.1)
Other costs(a)	(5.5)	(3.8)	(8.6)	(6.4)
Net impairment of property, plant and equipment, intangible assets excluding goodwill and related prepaid land rent (note 6)	(1.7)	(2.9)	(3.6)	(6.0)
Business combination costs (note 7)	(0.3)	(0.1)	(1.2)	(0.3)
Insurance claims	0.2	0.1	0.3	—
Net gain on disposal of property, plant and equipment and right-of-use assets (note 7)	2.2	1.9	1.0	2.3
Net reversal of impairment/(impairment) of withholding tax receivables (note 7)	0.5	(2.8)	12.9	(10.9)
Finance income (note 8)	35.6	43.0	56.1	24.3
Impairment of goodwill (note 7)	—	—	—	(87.9)
Impairment of assets held for sale (note 6)	—	(2.9)	—	(2.9)
Unallocated corporate expenses(b)	(28.8)	(36.4)	(62.7)	(63.7)
Income/(loss) before income tax	67.7	(88.0)	136.8	(1,647.3)
(a)	Other costs for the three and six months ended June 30, 2025, included one-off expenses related to strategic initiatives and operating systems of $2.8 million and $4.5 million respectively (three and six months ended June 30, 2024: $2.5 million and $4.5 million respectively), costs related to internal reorganization of $1.2 million and $1.7 million respectively (three and six months ended June 30, 2024: $1.3 million and $1.8 million respectively) and one-off professional fees related to financing of $0.3 million and $0.3 million respectively (three and six months ended June 30, 2024: $nil).
(b)	Unallocated corporate expenses primarily consist of costs associated with centralized Group functions including Group executive, finance, HR, IT, legal, tax and treasury services.

Schedule of segment assets, liabilities and additions

	Nigeria	SSA	Latam	MENA
	$'m	$'m	$'m	$'m

Segment assets
June 30, 2025	921.7	1,380.5	1,901.3	—
June 30, 2024*	858.6	1,331.0	1,912.3	174.6

Segment liabilities
June 30, 2025	319.9	882.9	506.4	—
June 30, 2024*	340.0	892.6	750.3	101.7

Additions of property, plant and equipment, right-of-use assets and intangible assets:
Three months ended June 30, 2025	17.0	19.4	47.7	—
Three months ended June 30, 2024	29.3	31.2	43.1	1.7
Six months ended June 30, 2025	18.6	38.1	83.8	—
Six months ended June 30, 2024	50.4	38.6	87.4	2.5

Schedule of revenue from tier one customers

Revenue from two customers represents more than 10% of the Group’s total revenue as follows:

	Three months ended		Six months ended
	June 30,	June 30,	June 30,	June 30,
	2025	2024	2025	2024

Customer A	64%	61%	64%	60%
Customer B	15%	16%	15%	16%